Form N-1A Cover	Nov. 02, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	John Hancock Exchange-Traded Fund Trust
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 02, 2026
Prospectus Date	Nov. 02, 2026